Income Taxes - Profit Before Tax by Geographic Location (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes
Total	€ 5,600	€ 5,029	€ 4,872
Germany
Income Taxes
Total	3,106	2,788	3,118
Foreign
Income Taxes
Total	€ 2,494	€ 2,241	€ 1,754